SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	Dec. 31, 2025
Housing and Welfare [Member]
Property, Plant and Equipment [Line Items]
Equipment	10 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment	5 years
Manufacturing Facility [Member]
Property, Plant and Equipment [Line Items]
Equipment	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]
Drilling Rights [Member]
Property, Plant and Equipment [Line Items]
Equipment	5 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment	5 years